Fair Value (Details) - Landsea Homes [Member] - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Long-term Construction Loan, Current	[1]	$ 67,757	$ 92,640
Long-term Line of Credit	[1]	140,142	8,680
Notes Payable, Related Parties	[2]	59,216	95,010
Loans Payable	[2]	5,144	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Long-term Construction Loan, Current	[1]	67,757	92,640
Long-term Line of Credit	[1]	140,142	8,680
Notes Payable, Related Parties	[2]	59,216	95,010
Loans Payable	[2]	$ 5,144	$ 0

[1]	Carrying amount approximates fair value due to the variable interest rate terms of these loans.
[2]	Carrying amount approximates fair value due to recent issuances of debt having similar characteristics, including interest rate.